Annual Operating Expenses - FidelityTacticalBondETF-PRO - FidelityTacticalBondETF-PRO - Fidelity Tactical Bond ETF - Fidelity Tactical Bond ETF	Dec. 30, 2024
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.55%